Lease accounting (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of Maturity of Operating Lease Liabilities

The following table presents the maturity of the Group’s operating lease liabilities as of December 31, 2020.

2021	2,108
2022	1,120
2023	304
Total operating lease payments (undiscounted)	3,532
Less: Imputed interest	(204)
Total operating lease liabilities (discounted)	3,328

Summary of Lease Cost

Lease expenses for these leases are recognized on a straight-line basis over the lease term. For short-term leases over which the Group has elected not to apply the recognition requirements of ASC 842, the Group has recognized the lease payments as expenses on a straight-line basis over the lease term. For the year ended December 31, 2018, total rental expenses under all operating leases was US$2,737. For the years ended December 31, 2019 and 2020, total lease cost is comprised of the following:

	For the years ended December 31,
	2019	2020
Relating to the operating lease liabilities	1,721	2,155
Relating to short-term leases	887	912
	2,608	3,067

Summary of Supplemental Cash Flow Information Related to Operating Leases

Supplemental cash flow information related to operating leases for the year ended December 31, 2020 was as follows:

	For the years ended December 31,
	2019	2020
Cash payments for amounts included in the measurement of operating lease liabilities	2,449	3,067
Right-of-use assets obtained in exchange for operating lease liabilities	3,199	2,710